Other disclosures - Subsidiaries financial information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Consolidated sales revenue	$ 19,362		$ 20,722
Profit after tax for the period	3,451		2,931
– attributable to non-controlling interests	135		(1,199)
– attributable to Rio Tinto	3,316		4,130
Other comprehensive (loss)/income	(1,141)		(240)
Total comprehensive income	2,310	[1]	2,691	[2]
Non-current assets	69,376					$ 70,499
Current assets	15,153					17,303
Current liabilities	(9,400)					(11,125)
Non-current liabilities	(31,473)					(31,435)
Net assets	43,656					45,242
– attributable to non-controlling interests	4,432					4,710
– attributable to Rio Tinto	39,224					40,532
Cash flow from operations	5,628		6,389
Dividends paid to holders of non-controlling interests in subsidiaries	(215)		(57)
Borrowings	12,604					12,806
Goodwill	821					922
Iron Ore Company of Canada
Disclosure of subsidiaries [line items]
Consolidated sales revenue	1,011		1,027
Profit after tax for the period	257		260
– attributable to non-controlling interests	106		108
– attributable to Rio Tinto	151		152
Other comprehensive (loss)/income	(91)		51
Total comprehensive income	166		311
Non-current assets	2,397					2,585
Current assets	741					610
Current liabilities	(394)					(532)
Non-current liabilities	(847)					(927)
Net assets	1,897					1,736
– attributable to non-controlling interests	787					718
– attributable to Rio Tinto	1,110					1,018
Cash flow from operations	403		509
Dividends paid to holders of non-controlling interests in subsidiaries	0		(52)
Energy Resources of Australia Limited
Disclosure of subsidiaries [line items]
Consolidated sales revenue	108		118
Profit after tax for the period	27		36
– attributable to non-controlling interests	6		11
– attributable to Rio Tinto	21		25
Other comprehensive (loss)/income	22		1
Total comprehensive income	49		37
Non-current assets	393					76
Current assets	270					258
Current liabilities	(131)					(127)
Non-current liabilities	(428)					(462)
Net assets	104					(255)
– attributable to non-controlling interests	19					0
– attributable to Rio Tinto	85					(255)
Cash flow from operations	17		23
Dividends paid to holders of non-controlling interests in subsidiaries	0		0
Turquoise Hill
Disclosure of subsidiaries [line items]
Consolidated sales revenue	409		735
Profit after tax for the period	(23)		(2,054)
– attributable to non-controlling interests	(89)		(1,413)
– attributable to Rio Tinto	66		(641)
Other comprehensive (loss)/income	(2)		1
Total comprehensive income	(25)		(2,053)
Non-current assets	10,155					9,589
Current assets	1,793					2,449
Current liabilities	(457)					(493)
Non-current liabilities	(4,375)					(4,405)
Net assets	7,116					7,140
– attributable to non-controlling interests	2,240					2,369
– attributable to Rio Tinto	4,876					4,771
Cash flow from operations	29		287
Dividends paid to holders of non-controlling interests in subsidiaries	0		0
Robe River Mining Co Pty Ltd
Disclosure of subsidiaries [line items]
Consolidated sales revenue	734		614
Profit after tax for the period	403		344
– attributable to non-controlling interests	158		134
– attributable to Rio Tinto	245		210
Other comprehensive (loss)/income	(88)		(18)
Total comprehensive income	315		326
Non-current assets	2,979					2,945
Current assets	1,124					1,161
Current liabilities	(705)					(204)
Non-current liabilities	(365)					(376)
Net assets	3,033					3,526
– attributable to non-controlling interests	1,210					1,404
– attributable to Rio Tinto	1,823					2,122
Cash flow from operations	665		528
Dividends paid to holders of non-controlling interests in subsidiaries	(211)		0
Other Companies And Eliminations
Disclosure of subsidiaries [line items]
Consolidated sales revenue	851		716
Profit after tax for the period	424		338
– attributable to non-controlling interests	0		0
– attributable to Rio Tinto	424		338
Other comprehensive (loss)/income	(38)		(11)
Total comprehensive income	386		327
Non-current assets	3,673					3,687
Current assets	2,668					2,531
Current liabilities	(859)					(303)
Non-current liabilities	(3,495)					(4,050)
Net assets	1,987					1,865
– attributable to non-controlling interests	0					0
– attributable to Rio Tinto	1,987					1,865
Cash flow from operations	1,066		920
Dividends paid to holders of non-controlling interests in subsidiaries	0		0
Robe river iron associates
Disclosure of subsidiaries [line items]
Consolidated sales revenue	1,585		1,330
Profit after tax for the period	827		682
– attributable to non-controlling interests	158		134
– attributable to Rio Tinto	669		548
Other comprehensive (loss)/income	(126)		(29)
Total comprehensive income	701		653
Non-current assets	6,652					6,632
Current assets	3,792					3,692
Current liabilities	(1,564)					(507)
Non-current liabilities	(3,860)					(4,426)
Net assets	5,020					5,391
– attributable to non-controlling interests	1,210					1,404
– attributable to Rio Tinto	3,810					3,987
Cash flow from operations	1,731		1,448
Dividends paid to holders of non-controlling interests in subsidiaries	(211)		$ 0
North Mining Limited | Robe river iron associates
Disclosure of subsidiaries [line items]
Goodwill	342					349
Amended and Restated Shareholders Agreement, Amended June 08, 2011 | Erdenes Oyu Tolgoi LLC
Disclosure of subsidiaries [line items]
Borrowings	1,327				$ 1,241
Interest receivable	$ 734					$ 655
Amended and Restated Shareholders Agreement, Amended June 08, 2011 | Erdenes Oyu Tolgoi LLC | Floating interest rate
Disclosure of subsidiaries [line items]
Borrowings, interest rate basis	6.50%

[1]	Refer to Group statement of comprehensive income for further details.
[2]	Refer to Group statement of comprehensive income for further details.